Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 9 Property and Equipment, Net

Property and equipment balances as of December 31, 2016 and 2015 are as follows:

(in thousands)	2016	2015
Computer and other equipment	$356,358	346,387
Buildings and improvements	246,577	244,938
Furniture and other equipment	141,836	138,727
Land	15,877	16,577
Other	2,387	597
Total property and equipment	763,035	747,226
Less accumulated depreciation and amortization	480,690	457,328
Property and equipment, net	$282,345	289,898

The Company has various types of equipment under capital lease arrangements. The Company has the following amounts of equipment under capital lease obligations as of December 31, 2016 and 2015:

(in thousands)	2016	2015
Computer and other equipment	$51,702	55,450
Furniture and other equipment	5,412	5,374
Total equipment	57,114	60,824
Less accumulated depreciation:
Computer and other equipment	(39,060)	(36,134)
Furniture and other equipment	(3,788)	(2,731)
Total accumulated depreciation	(42,848)	(38,865)
Total equipment, net	$14,266	21,959

Depreciation and amortization expense includes amounts for computer equipment, furniture and other equipment acquired under capital lease. Depreciation and amortization expense related to property and equipment was $62.5 million, $56.6 million and $53.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.